Income taxes	12 Months Ended
Aug. 31, 2022
Income taxes
Income taxes

23. Income taxes

The income tax expense on the Company’s loss before tax differs from the theoretical amount that would arise using the federal, provincial and foreign statutory tax rates applicable. The difference is as follows:

	2022	2021	2020
	$	$	$
Income taxes at the applicable tax rate of 26.5% [2021 – 26.5%; 2020 – 15%]	(3,406,162)	(3,977,204)	(338,133)
Change in tax status following the initial public offering	—	(127,979)	—
Adjustment in respect of current and deferred income tax of previous year	(4,396)	(207,601)
Permanent differences	823,119	2,100,615	198,475
Temporary difference	—	—	160,967
Change in recognition of deferred income tax assets	2,816,417	2,317,759	—
Other	29,365	—	—
Total income tax expense	258,343	105,590	21,309

On November 27, 2020, the Company conducted an initial public offering [note 18] after which its tax status changed and is no longer a Canadian-controlled private corporation. As a result of this change of status, the combined statutory rate in Canada increased from 15% to 26.5%.

Deferred income taxes reflect the net tax impact of temporary differences between the value of assets and liabilities for accounting and tax purposes. The main components of the deferred tax expense and deferred tax assets and liabilities were as follows:

		Recognized
		in net
	Balance as at	income	Recognized	Business	Balance as at
	August 31, 2021	(loss)	in equity	combination	August 31, 2022
	$	$	$	$	$
Temporary differences
Property and equipment	(262,778)	115,282	—	(7,802)	(155,298)
Intangibles	(42,887)	(251,498)	—	—	(294,385)
Net operating losses	2,054,789	2,735,223	—	—	4,790,012
Financing fees	940,948	(235,354)	—	—	705,594
Research and development	174,884	255,951	—	—	430,835
Difference in timing of recognition	148,850	110,463	—	(195)	259,118
Right-of-use asset	(789,968)	184,851	—	(11,790)	(616,907)
Lease liability	813,691	(167,184)	—	12,340	658,847
Net capital losses	57,224	(6,806)	—	—	50,418
Valuation allowance	(3,199,861)	(2,816,417)	—	—	(6,016,278)
Deferred tax liability	(105,108)	(75,489)	—	(7,447)	(188,044)

As of August 31, 2022, the Company had net operating losses carried forward for income tax purposes of $18,194,000 [2021 - $8,143,000] available to reduce future taxable income, that will expire between 2040 and 2042.

As of August 31, 2022, the Company had research and development expenditures of $1,439,000 [2021 - $471,000] for Canadian federal income tax purposes. These expenditures are available to reduce future taxable income and have unlimited carryforward period.